Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets

9. Goodwill and Intangible Assets

UNAMORTIZED INTANGIBLES	2013	2012
Goodwill
Carrying amount at beginning of year	$1,610.8	$1,607.0
Acquisitions and purchase price adjustments	—	—
Translation differences	(0.7)	3.8
Carrying amount at end of year	$1,610.1	$1,610.8

AMORTIZED INTANGIBLES	2013	2012
Gross carrying amount	$398.9	$403.4
Accumulated amortization	(321.6)	(307.2)
Carrying value	$77.3	$96.2

No significant impairments were recognized during 2013, 2012 or 2011.

At December 31, 2013, goodwill assets include $1.2 billion associated with the 1997 merger of Autoliv AB and the Automotive Safety Products Division of Morton International, Inc.

At December 31, 2013, intangible assets subject to amortization mainly relate to acquired technology and contractual relationships. The aggregate amortization expense on intangible assets was $20.4 million in 2013, $20.2 million in 2012 and $18.6 million in 2011. The estimated amortization expense is as follows (in millions): 2014: $17.2; 2015: $14.8; 2016: $13.2; 2017: $12.4 and 2018: $12.3.